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                          NAVIGATOR SECURITIES LENDING
                                 PRIME PORTFOLIO
-------------------------------------------------------------------------------
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                                  ANNUAL REPORT




                                DECEMBER 31, 1996

-------------------------------------------------------------------------------
NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 1996
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MANAGEMENT DISCUSSION AND ANALYSIS

The Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. 100% of Fund balances are derived from securities lending. Due to the potentially volatile nature of securities lending balances, the Fund was managed consistently with the objective of providing liquidity and preserving capital, while investing in high quality instruments and offering competitive returns.

In 1997, gains in consumer spending and inventory restocking should sustain the growth momentum of 1996. The pace of growth, however, may slow from the fourth quarter 1996's Gross Domestic Product (GDP) rate of 4.7% to a GDP growth between 2.0% and 2.5%.

The outlook on inflation will remain critical in determining the need of any Federal Reserve tightening and the frequency of such tightenings. Wage and price pressures will be significant determinations of inflation. Two other indicators which the market will monitor closely during the coming months are energy prices, and the employment cost index (ECI). The (ECI) is one of the indicators which Alan Greenspan has openly acknowledged as being a meaningful part of his inflation forecasting. Comments made by several Federal Reserve Board members have served as notification to the markets that the Fed will react quickly to any signs of inflation. Investments in the Fund throughout 1997 will be made taking into consideration economic growth, outlooks on inflation, and market response to Federal Reserve Policy.

Fund investments during this reporting period included floating rate and fixed rate securities. The decisions to purchase these assets were based on relative values in the marketplace. A steepening of the yield curve in the fixed income market during the second and third quarters of 1996, provided opportunities to extend, increasing the average maturity to roughly forty five days. This portfolio extension is consistent with the Donoghues' Money Fund Report first tier institutional category. During the fourth quarter, floating rate securities offered a higher rate of return to the London Interbank Offer Rate (Libor) than comparable effective duration fixed rate securities. A seasonal rise in issuances of floating rate securities drove yields upwards, and the Fund increased its exposure to floaters to approximately 38%.

We will continue to manage the Fund to meet objectives of offering competitive returns, adequate liquidity, and a stable net asset value.



Robert P. Fort
Portfolio Manager
February 17, 1997

                  NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996


  NAME OF ISSUER                                          INTEREST              MATURITY            PRINCIPAL
  AND TITLE OF ISSUE                                        RATE                  DATE               AMOUNT            VALUE +
  -------------------                                       ----                  ----               ------            -----

CORPORATE OBLIGATIONS--31.5%
ASSET BACKED STRUCTURE--3.5%
   Restructured Asset Certificates
     With Enhanced Returns,
     Ser 1996-MM-12-3* (a) . . . . . . . . . . . . . .     5.594%               12/15/1997         $25,000,000       $25,000,000
   Tiers Trust Ser DCMT 1996 A* (a). . . . . . . . . .     5.635%               10/15/1997          75,000,000        75,000,000
                                                                                                                  --------------
                                                                                                                     100,000,000
                                                                                                                  --------------
BANKING--17.5%
   Bank of Boston. . . . . . . . . . . . . . . . . . .     5.530%               06/18/1997          15,000,000        14,998,619
   Colorado National Bank. . . . . . . . . . . . . . .     5.577%               01/15/1997          10,000,000         9,999,886
   Comerica Bank (Detroit, Michigan) . . . . . . . . .     5.750%               05/13/1997          25,000,000        24,993,511
   Comerica Bank (Detroit, Michigan) (a) . . . . . . .     5.505%               08/19/1997          29,000,000        28,983,775
   Comerica Bank (Detroit, Michigan) (a) . . . . . . .     5.536%               09/23/1997          30,000,000        29,980,717
   Comerica Bank (Detroit, Michigan) (a) . . . . . . .     5.540%               10/24/1997          30,000,000        29,979,591
   Comerica Bank (Detroit, Michigan) (a) . . . . . . .     5.520%               11/20/1997          25,000,000        24,980,401
   Corestates Bank NA Philadelphia (a) . . . . . . . .     5.533%               11/05/1997          25,000,000        25,000,000
   Corestates Capital Corporation (a). . . . . . . . .     5.540%               08/01/1997          50,000,000        50,000,000
   First National Bank of Chicago. . . . . . . . . . .     5.650%               05/16/1997          10,000,000         9,996,811
   Key Bank of New York (a). . . . . . . . . . . . . .     5.590%               08/20/1997          50,000,000        49,974,685
   Key Bank of New York (a). . . . . . . . . . . . . .     4.820%               09/04/1997          25,200,000        25,181,225
   Key Bank of Washington. . . . . . . . . . . . . . .     5.580%               05/14/1997          10,000,000         9,996,054
   Morgan Guaranty Trust Company
     of New York (a) . . . . . . . . . . . . . . . . .     5.375%               11/14/1997          75,000,000        74,952,515
   NationsBank (Dallas, Texas) (a) . . . . . . . . . .     5.605%               06/18/1997          11,550,000        11,554,557
   PNC Bank NA (a) . . . . . . . . . . . . . . . . . .     5.498%               05/13/1997          15,000,000        14,994,556
   PNC Bank NA (a) . . . . . . . . . . . . . . . . . .     5.505%               05/15/1997          10,000,000         9,996,783
   PNC Bank NA (a) . . . . . . . . . . . . . . . . . .     5.463%               09/03/1997          10,000,000         9,995,377
   PNC Bank NA (a) . . . . . . . . . . . . . . . . . .     5.390%               10/01/1997          25,000,000        24,989,076
   PNC Bank NA (a) . . . . . . . . . . . . . . . . . .     5.504%               12/11/1997          25,000,000        24,983,676
                                                                                                                  --------------
                                                                                                                     505,531,815
                                                                                                                  --------------

FINANCIAL/BANKS--COMMERCIAL--3.4%
   First National Bank of Boston . . . . . . . . . . .     5.470%               01/08/1997          25,000,000        25,000,000
   First National Bank of Boston . . . . . . . . . . .     5.440%               01/07/1997          15,000,000        15,000,000
   First National Bank of Boston . . . . . . . . . . .     5.440%               03/06/1997          10,000,000        10,000,000
   First National Bank of Boston . . . . . . . . . . .     5.440%               04/11/1997          35,000,000        35,000,000
   Fleet Financial Group Inc.. . . . . . . . . . . . .     7.250%               10/15/1997          14,155,000        14,309,615
                                                                                                                  --------------
                                                                                                                      99,309,615
                                                                                                                  --------------

See Notes to Financial Statements.

                  NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996


  NAME OF ISSUER                                          INTEREST              MATURITY            PRINCIPAL
  AND TITLE OF ISSUE                                        RATE                  DATE               AMOUNT            VALUE +
  -------------------                                       ----                  ----               ------            -----
CORPORATE OBLIGATIONS (CONTINUED)
FINANCIAL SERVICES--6.2%
   CIT Group Hlds Inc. (a) . . . . . . . . . . . . . .     5.375%               09/17/1997         $50,000,000       $49,970,535
   CIT Group Hlds Inc. . . . . . . . . . . . . . . . .     5.500%               02/28/1997          10,000,000         9,993,462
   CIT Group Hlds Inc. (a) . . . . . . . . . . . . . .     5.764%               02/28/1997          15,000,000        15,003,231
   CIT Group Hlds Inc. (a) . . . . . . . . . . . . . .     5.400%               08/11/1997          25,000,000        24,991,025
   General Motors Acceptance Corp. . . . . . . . . . .     7.250%               05/19/1997           7,000,000         7,035,420
   General Motors Acceptance Corp. (a) . . . . . . . .     5.370%               06/06/1997          15,000,000        14,990,693
   Household Financial Corp. (a) . . . . . . . . . . .     5.670%               08/11/1997          30,000,000        30,034,918
   IBM Credit Corporation. . . . . . . . . . . . . . .     5.740%               08/14/1997          25,000,000        24,955,326
                                                                                                                  --------------
                                                                                                                     176,974,610
                                                                                                                  --------------

SAVINGS AND LOANS--0.9%
   Abbey National Treasury Services. . . . . . . . . .     5.680%               10/27/1997          25,000,000        24,986,270
                                                                                                                  --------------
TOTAL CORPORATE OBLIGATIONS--(Cost $906,802,310)                                                                     906,802,310
                                                                                                                  --------------

COMMERCIAL PAPER--31.5%
AUTOMOBILES AND TRUCKS--4.6%
   Daimler Benz North America. . . . . . . . . . . . .     5.380%               01/15/1997          19,000,000        18,960,248
   Daimler Benz North America. . . . . . . . . . . . .     5.310%               02/06/1997          30,000,000        29,840,700
   Hertz Corp. . . . . . . . . . . . . . . . . . . . .     5.410%               01/09/1997          25,000,000        24,969,945
   Hertz Corp. . . . . . . . . . . . . . . . . . . . .     5.420%               01/24/1997          25,000,000        24,913,431
   Hertz Corp. . . . . . . . . . . . . . . . . . . . .     5.300%               02/18/1997          10,000,000         9,929,333
   Hertz Corp. . . . . . . . . . . . . . . . . . . . .     5.480%               03/24/1997          25,000,000        24,687,944
                                                                                                                  --------------
                                                                                                                     133,301,601
                                                                                                                  --------------
BANKING--2.6%
   Chase Manhattan Corporation . . . . . . . . . . . .     5.280%               03/25/1997          50,000,000        49,391,333
   Toronto Dominion Holdings . . . . . . . . . . . . .     5.270%               05/28/1997          25,000,000        24,462,021
                                                                                                                  --------------
                                                                                                                      73,853,354
                                                                                                                  --------------

FINANCIAL/BANKS--COMMERCIAL/FOREIGN--6.0%
   Bank of Scotland. . . . . . . . . . . . . . . . . .     5.490%               06/13/1997          50,000,000        50,000,000
   Bank of Scotland. . . . . . . . . . . . . . . . . .     5.580%               02/25/1997          30,000,000        29,744,250
   Commonwealth Bank Australia . . . . . . . . . . . .     5.330%               01/27/1997          34,000,000        33,869,119
   Commonwealth Bank Australia . . . . . . . . . . . .     5.470%               02/12/1997          35,000,000        34,776,641
   Woolwich Building . . . . . . . . . . . . . . . . .     5.340%               02/28/1997          25,000,000        24,784,917
                                                                                                                  --------------
                                                                                                                     173,174,927
                                                                                                                  --------------
FINANCIAL/BANKS/MONEY CENTERS--1.2%
   Pacificorp. . . . . . . . . . . . . . . . . . . . .     5.470%               02/19/1997          35,000,000        34,739,415
                                                                                                                  --------------

See Notes to Financial Statements.

                  NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996


  NAME OF ISSUER                                          INTEREST              MATURITY            PRINCIPAL
  AND TITLE OF ISSUE                                        RATE                  DATE               AMOUNT            VALUE +
  -------------------                                       ----                  ----               ------            -----
COMMERCIAL PAPER (CONTINUED)
FINANCIAL SERVICES--9.2%
   Caisse Des D' Amortissement
     De La Depte Sociale . . . . . . . . . . . . . . .     5.320%               01/21/1997         $25,000,000       $24,926,111
   General Electric Cap Corp.. . . . . . . . . . . . .     5.310%               01/30/1997          25,000,000        24,893,063
   General Electric Credit Capital Serv of
     Puerto Rico . . . . . . . . . . . . . . . . . . .     5.310%               01/22/1997          50,000,000        49,845,125
   General Motors Acceptance Corp. . . . . . . . . . .     5.330%               01/21/1997          50,000,000        49,851,944
   General Motors Acceptance Corp. . . . . . . . . . .     5.340%               02/24/1997          25,000,000        24,799,750
   Sears Roebuck Acceptance Corporation. . . . . . . .     5.340%               01/13/1997          25,000,000        24,955,500
   Sears Roebuck Acceptance Corporation. . . . . . . .     5.340%               01/16/1997          25,000,000        24,944,375
   UBS Finance Delaware Inc. . . . . . . . . . . . . .     5.550%               01/22/1997          40,000,000        39,870,500
                                                                                                                  --------------
                                                                                                                     264,086,368
                                                                                                                  --------------
TELECOMMUNICATIONS--6.4%
   GTE Corporation . . . . . . . . . . . . . . . . . .     5.520%               01/17/1997          21,000,000        20,948,480
   GTE Corporation . . . . . . . . . . . . . . . . . .     5.500%               02/07/1997          65,000,000        64,632,570
   MCI Communications. . . . . . . . . . . . . . . . .     5.290%               03/18/1997          20,000,000        19,776,644
   MCI Communications. . . . . . . . . . . . . . . . .     5.330%               04/24/1997          80,000,000        78,661,578
                                                                                                                  --------------
                                                                                                                     184,019,272
                                                                                                                  --------------
WASTE DISPOSAL--0.9%
   Browning Ferris Industries Inc. . . . . . . . . . .     5.600%               01/17/1997          25,000,000        24,937,778
                                                                                                                  --------------
FOOD--0.6%
   Heinz H J Company . . . . . . . . . . . . . . . . .     5.450%               03/03/1997          18,000,000        17,833,775
                                                                                                                  --------------

TOTAL COMMERCIAL PAPER--(Cost $905,946,490). . . . . .                                                               905,946,490
                                                                                                                  --------------

CERTIFICATES OF DEPOSIT--14.6%
FINANCIAL/BANKS--COMMERCIAL--6.4%
   Bank America Illinois . . . . . . . . . . . . . . .     5.700%               05/28/1997           7,000,000         6,993,451
   Bayerische Vereinsbank AG New York. . . . . . . . .     5.520%               01/23/1997          50,000,000        50,000,000
   Canadian Imperial . . . . . . . . . . . . . . . . .     5.570%               01/31/1997          50,000,000        50,000,000
   Canadian Imperial Bank Yankee CD. . . . . . . . . .     5.390%               02/03/1997          29,000,000        28,998,845
   National Westminster Bank NA. . . . . . . . . . . .     5.540%               01/27/1997          50,000,000        50,001,329
                                                                                                                  --------------
                                                                                                                     185,993,624
                                                                                                                  --------------
FINANCIAL/BANKS--COMMERCIAL/FOREIGN--7.3%
   Bayer Hypobank London . . . . . . . . . . . . . . .     5.480%               01/07/1997          25,000,000        25,000,041
   Bayerische Vereinsbank. . . . . . . . . . . . . . .     5.430%               03/13/1997          85,000,000        85,000,000
   Dresdner Bank . . . . . . . . . . . . . . . . . . .     5.470%               01/08/1997          25,000,000        25,000,048
   Svenska Handelsbanken Inc.. . . . . . . . . . . . .     5.450%               02/03/1997          25,000,000        24,875,104
   Westdeutcshe Landesbank Giroz . . . . . . . . . . .     5.400%               03/07/1997          50,000,000        50,000,000
                                                                                                                  --------------
                                                                                                                     209,875,193
                                                                                                                  --------------


FINANCIAL/BANKS/MONEY CENTERS--0.9%
   Bayerische Hypotheken . . . . . . . . . . . . . . .     5.650%               02/28/1997          25,000,000        24,993,372
                                                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT--(Cost $420,862,189) . .                                                               420,862,189
                                                                                                                  --------------

See Notes to Financial Statements.

                  NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996


  NAME OF ISSUER                                          INTEREST              MATURITY            PRINCIPAL
  AND TITLE OF ISSUE                                        RATE                  DATE               AMOUNT            VALUE +
  -------------------                                       ----                  ----               ------            -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--13.0%
   Federal Farm Credit Banks (a) . . . . . . . . . . .     5.445%               05/22/1997         $30,000,000       $29,985,131
   Federal Home Loan Banks (a) . . . . . . . . . . . .     5.486%               05/23/1997         120,000,000       119,955,137
   Federal National Mortgage Assn. (a) . . . . . . . .     5.700%               05/19/1997          25,000,000        25,025,811
   Federal National Mortgage Assn. (a) . . . . . . . .     5.310%               06/10/1997          50,000,000        49,978,580
   Federal National Mortgage Assn. (a) . . . . . . . .     5.351%               09/12/1997          50,000,000        49,971,121
   Federal National Mortgage Assn. (a) . . . . . . . .     5.458%               09/15/1997          50,000,000        49,977,777
   Federal National Mortgage Assn. (a) . . . . . . . .     5.320%               11/19/1997          50,000,000        49,965,595
                                                                                                                  --------------
TOTAL U.S. GOVERNMENT
     AND AGENCY OBLIGATIONS--(Cost $374,859,152) . . .                                                               374,859,152
                                                                                                                  --------------

TIME DEPOSITS--5.5%
FINANCIAL/BANKS--COMMERCIAL--5.5%
   Branch Bank & Trust Co. . . . . . . . . . . . . . .     5.750%               01/02/1997          58,981,000        58,981,000
   Chase Bank. . . . . . . . . . . . . . . . . . . . .     7.000%               01/02/1997          50,000,000        50,000,000
   Keybank National Association (a). . . . . . . . . .     7.000%               01/02/1997          50,000,000        50,000,000
                                                                                                                  --------------
                                                                                                                     158,981,000
                                                                                                                  --------------

TOTAL TIME DEPOSITS--(Cost $158,981,000) . . . . . . .                                                               158,981,000
                                                                                                                  --------------
REPURCHASE AGREEMENTS--3.5%
   Repurchase Agreement dated 12/31/96 with
   Goldman Sachs & Co. 6.20% due 1/2/97
   collateralized by $102,460,000 par U.S. Treasury
   Note due 5/31/98 (market value, $102,050,160)
   (repurchase proceeds $100,034,444). . . . . . . . .     6.200%               01/02/1997         100,000,000       100,000,000
                                                                                                                  --------------

TOTAL REPURCHASE AGREEMENTS--(Cost $100,000,000) . . .                                                               100,000,000
                                                                                                                  --------------
TOTAL INVESTMENTS--(Cost  $2,867,451,141). . . . . . .                                                             2,867,451,141
OTHER ASSETS LESS LIABILITIES--0.4%. . . . . . . . . .                                                                10,449,939
                                                                                                                  --------------

NET ASSETS--100.0% . . . . . . . . . . . . . . . . . .                                                            $2,877,901,080
                                                                                                                  --------------
                                                                                                                  --------------


* Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, these securities amounted to $100,000,000 or 3.5% of the Fund's net assets.
(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 1996.
+ See note 2 to the financial statements.

See Notes to Financial Statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

-------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost . . . . . . . .     $2,867,451,141
Interest receivable. . . . . . . . . . . . . . . . . . . . .         10,836,336
Deferred organization expense. . . . . . . . . . . . . . . .            171,027
Prepaid Insurance. . . . . . . . . . . . . . . . . . . . . .             34,209
Other assets . . . . . . . . . . . . . . . . . . . . . . . .              6,530
                                                                 --------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . .      2,878,499,243
                                                                 --------------

LIABILITIES:
Payable for fund shares repurchased. . . . . . . . . . . . .            440,660
Administration fee payable . . . . . . . . . . . . . . . . .             53,491
Advisory Fee Payable . . . . . . . . . . . . . . . . . . . .             45,045
Custodian fee payable. . . . . . . . . . . . . . . . . . . .             13,583
Trustees Fees Payable. . . . . . . . . . . . . . . . . . . .             12,250
Transfer agent fee payable . . . . . . . . . . . . . . . . .              5,426
Other accrued expenses and liabilities . . . . . . . . . . .             27,708
                                                                 --------------
     Total Liabilities . . . . . . . . . . . . . . . . . . .            598,163
                                                                 --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .     $2,877,901,080
                                                                 --------------
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     2,877,900,011 shares issued and outstanding . . . . . .     $    2,877,900
Capital paid in excess of par. . . . . . . . . . . . . . . .      2,875,023,180
                                                                 --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .     $2,877,901,080
                                                                 --------------

Net asset value, offering, and redemption price per share. .              $1.00
                                                                          -----
See Notes to Financial Statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 15, 1996* THROUGH DECEMBER 31, 1996

-------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . .        $61,728,251
                                                                 --------------
EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . . . . .            195,582
Administration fee . . . . . . . . . . . . . . . . . . . . .            142,360
Insurance expense. . . . . . . . . . . . . . . . . . . . . .            106,791
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . .             53,227
Trustees fees. . . . . . . . . . . . . . . . . . . . . . . .             46,000
Transfer agent fee . . . . . . . . . . . . . . . . . . . . .             32,658
Amortization of organization expenses. . . . . . . . . . . .             24,651
Legal fee. . . . . . . . . . . . . . . . . . . . . . . . . .             14,547
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . .             10,000
Miscellaneous expense. . . . . . . . . . . . . . . . . . . .              6,608
                                                                 --------------
     Total expenses before waiver. . . . . . . . . . . . . .            632,424
     Expenses waived by the Administrator. . . . . . . . . .             (5,889)
                                                                 --------------
     Expenses, net of waiver . . . . . . . . . . . . . . . .            626,535
                                                                 --------------
Net investment income. . . . . . . . . . . . . . . . . . . .         61,101,716
                                                                 --------------
Net increase in net assets resulting from operations . . . .        $61,101,716
                                                                 --------------
* Commencement of investment operations.

See Notes to Financial Statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 15, 1996* THROUGH DECEMBER 31, 1996

-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . .     $   61,100,394
Net realized gain on investments . . . . . . . . . . . . . .              1,322
                                                                 --------------
Net increase in net assets resulting from operations . . . .         61,101,716
                                                                 --------------

DISTRIBUTIONS FROM:
     Net investment income . . . . . . . . . . . . . . . . .        (61,100,647)
                                                                 --------------
Net decrease in net assets from distributions. . . . . . . .        (61,100,647)
                                                                 --------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold. . . . . . . . . . . . . . . . . .      9,723,270,848
Issued to shareholders in reinvestment of dividends. . . . .         61,100,647
Cost of redemptions. . . . . . . . . . . . . . . . . . . . .     (6,906,481,384)
                                                                 --------------
     Net increase in net assets from Fund share transactions      2,877,890,111
                                                                 --------------
Net increase in net assets . . . . . . . . . . . . . . . . .      2,877,891,180

NET ASSETS:
Beginning of period (Initial Capital and Offering
 of Shares) (Note 6) . . . . . . . . . . . . . . . . . . . .              9,900
                                                                 --------------
End of period. . . . . . . . . . . . . . . . . . . . . . . .     $2,877,901,080
                                                                 --------------

* Commencement of investment operations.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MAY 15, 1996* THROUGH DECEMBER 31, 1996

-------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . . . . . . .    $  1.000
                                                                --------
     Net investment income . . . . . . . . . . . . . . . . .      0.0342
     Distributions from net investment income  . . . . . . .     (0.0342)
                                                                --------
Net increase from investment operations. . . . . . . . . . .      0.0000
                                                                --------
Net asset value, end of period . . . . . . . . . . . . . . .    $  1.000
                                                                --------
                                                                --------

TOTAL INVESTMENT RETURN (a). . . . . . . . . . . . . . . . .       3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets. . . . . . . . . . .       0.06% (b)(c)
Ratio of net investment income to average net assets . . . .       5.47% (b)(c)
Net assets, end of period (in millions)  . . . . . . . . . .      $2,878




*    Commencement of  investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)  Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
The Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
Navigator Securities Lending Government Portfolio, Navigator Securities Lending Prime Portfolio and Navigator Securities Lending Short-Term Bond Portfolio. Currently, only Navigator Securities Lending Prime Portfolio ("the Fund") has commenced operations. The Fund is a money market pooled fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. Participation in the Trust is limited to participants in the Global Securities Lending Program.

Effective November 14, 1996, the name of the Fund was changed from Navigator Prime Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase would be calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements will be fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a subsidiary of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian, and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements. The minimum fee was waived for the first year of operations. The Administrator has agreed to waive a portion of the fee for the first year of the Fund's operations. For the period ended December 31, 1996, the Administrator waived $5,889.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEE FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees. Each trustee will be reimbursed for out of pocket and travel expenses.

5.  INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes

6.  BENEFICIAL INTEREST
At December 31, 1996, there were five shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 60% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES
During the period March 21, 1996 to May 15, 1996 the Fund had no operations other than those related to organizational matters, including the initial capital contribution of $9,900 and the issuance of 9,900 shares. There were no additional transactions until regular investment operations commenced on May 15, 1996.

                        REPORT OF INDEPENDENT ACCOUNTANTS





February 17, 1997



To the Board of Trustees
and Shareholders of the
Navigator Securities Lending
Prime Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of change in net assets and the financial highlights present fairly, in all material respects, the financial position of the Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period May 15, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Boston, MA

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano


ADMINISTRATOR, CUSTODIAN, LEGAL COUNSEL AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA 02171

INDEPENDENT AUDITORS
Price Waterhouse LLP
160 Federal St.
Boston, MA 02110

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109












This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110